Income Taxes - Components of Consolidated Deferred Tax Liabilities (Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Depreciation and other basis differences related to plant and equipment	$ 2,299	$ 1,871
Deferred electric service and electric restructuring liabilities	110	131
Cross-border energy lease investments	756	793
Federal and state net operating losses	(394)	(220)
Valuation allowances on state net operating losses	21	21
Pension and other postretirement benefits	128	130
Deferred taxes on amounts to be collected through future rates	58	47
Other	204	64
Total Deferred Tax Liabilities, net	3,182	2,837
Deferred tax assets included in Current Assets	28	59
Deferred tax liabilities included in Other Current Liabilities	(2)	(1)
Total Consolidated Deferred Tax Liabilities, net non-current	$ 3,208	$ 2,895